Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Cash Flows from Operating Activities
Net loss	$ (15,022)	$ (1,507)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation - property and equipment	105	51
Amortization and accretion - marketable securities	238	0
Depreciation - lease vehicles	15	49
Loss on marketable securities	0	13
Provision for doubtful accounts	0	6
Stock-based compensation expense	41,963	34
Change in fair value of Merger warrants liability	(12,358)	(13)
Change in fair value of earnout shares	(31,846)	0
Change in fair value of debt issuance costs and stock warrant	0	5
Change in fair value of redeemable convertible preferred stock tranche obligation	0	(284)
Change in Operating Assets and Liabilities:
Accounts receivable	(5,192)	1,177
Inventories	1,991	1,790
Other current assets	(5,868)	8
Other assets	(3,038)	9
Accounts payable	3,140	(325)
Accrued expenses	6,187	(54)
Accrued expenses - related party	(229)	(50)
Other current liabilities	559	67
Other liabilities	(245)	150
Net Cash (Used in)/Provided by Operating Activities	(19,600)	1,126
Cash Flows from Investing Activities
Purchase of property and equipment	(586)	(10)
Capitalized website and internal-use software costs	(1,154)	0
Purchase of marketable securities	(217,689)	(421)
Proceeds from sales of marketable securities	59	18
Purchase of lease vehicles	0	(246)
Net Cash Used in Investing Activities	(219,486)	(659)
Cash Flows from Financing Activities
Payments made on long-term debt	0	(2)
PIPE Issuance	125,000	0
Merger financing	309,999	0
Payment made on accrued dividends	(4,853)	0
Payments to existing shareholders of Former CarLotz	(62,693)	0
Transaction costs and advisory fees	(47,579)	0
Payments made on cash considerations associated with stock options	(2,465)	0
Repayment of Paycheck Protection Program loan	(3,000)	0
Payments made on note payable	(1,749)	0
Payments on floor plan notes payable	(11,150)	(8,847)
Borrowings on floor plan notes payable	9,236	7,139
Net Cash Provided by/(Used in) Financing Activities	310,746	(1,710)
Net Change in Cash and Cash Equivalents Including Restricted Cash	71,776	(1,243)
Cash and cash equivalents and restricted cash, beginning	2,813	4,102
Cash and cash equivalents and restricted cash, ending	74,589	2,859
Supplemental Disclosure of Cash Flow Information
Cash paid for interest	402	165
Supplementary Schedule of Non-cash Investing and Financing Activities:
Transfer from lease vehicles to inventory	100	199
Redeemable convertible preferred stock distributions accrued	0	457
KAR/AFC exercise of stock warrants	(144)	0
KAR/AFC conversion of notes payable	(3,625)	0
Convertible redeemable preferred stock tranche obligation expiration	(2,832)	0
Capitalized website and internal use software costs accrued	(1,400)	$ 0
Settlement of redeemable convertible preferred stock tranche obligation	$ 2,832